Document and Entity Information	12 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	ADDENTAX GROUP CORP.
Entity Central Index Key	0001650101
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Registration Statement contains two prospectuses, as set forth below. Public Offering Prospectus. A prospectus to be used for the public offering of 5,000,000 shares of common stock of the Registrant (the "Public Offering Prospectus") through the underwriter named on the cover page of the Public Offering Prospectus. Resale Prospectus. A prospectus to be used for the resale by the selling stockholders set forth therein of 987,000 shares of common stock of the Registrant (the "Resale Prospectus"). The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points: they contain different outside and inside front covers and back covers; they contain different Offering sections in the Prospectus Summary section beginning on page 2; they contain different Use of Proceeds sections on page 21; a Selling Stockholder section is included in the Resale Prospectus; the Plan of Distribution section from the Public Offering Prospectus on page 61 is deleted from the Resale Prospectus and a Selling Stockholder Plan of Distribution is inserted in its place; and the Legal Matters section in the Resale Prospectus on page 67 deletes the reference to counsel for the underwriter. The Registrant has included in this Registration Statement a set of alternate pages after the back cover page of the Public Offering Prospectus (the "Alternate Pages") to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Registrant. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the selling stockholders.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false